FAIR VALUE OF FINANCIAL INSTRUMENTS - Debt (Details) - Level 2 - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Reported Value Measurement [Member] | Term Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Long-Term Debt, Fair Value	$ 104,747	$ 87,942	$ 74,667	$ 98,723
Reported Value Measurement [Member] | Revolving Credit Agreement with PNC [Member] | Line of Credit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-Term Debt	28,300	26,604	16,750	17,735
Estimate of Fair Value Measurement [Member] | Term Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Long-Term Debt, Fair Value	96,336	75,143	66,684	98,723
Estimate of Fair Value Measurement [Member] | Revolving Credit Agreement with PNC [Member] | Line of Credit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-Term Debt	$ 26,190	$ 24,743	$ 15,918	$ 17,735